DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA ESG Leaders Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.6%
Alphabet, Inc., Class A*	388,792	$47,770,873
Alphabet, Inc., Class C*	350,618	43,255,743
Comcast Corp., Class A	274,664	10,808,028
Electronic Arts, Inc.	17,988	2,302,464
Fox Corp., Class A	19,173	598,198
Fox Corp., Class B	9,302	271,711
Interpublic Group of Cos., Inc. (a)	26,014	967,461
Liberty Global PLC, Class A*	10,656	173,693
Liberty Global PLC, Class C*	16,810	286,106
Omnicom Group, Inc.	13,147	1,159,434
Sirius XM Holdings, Inc. (a)	50,936	181,332
Snap, Inc., Class A*	64,275	655,605
Take-Two Interactive Software, Inc.*	11,179	1,539,684
Verizon Communications, Inc.	274,158	9,768,249
Walt Disney Co.*	119,249	10,489,142
ZoomInfo Technologies, Inc.*	16,874	417,294

(Cost $134,060,945)		130,645,017

Consumer Discretionary - 10.7%
Advance Auto Parts, Inc.	4,132	301,181
Aptiv PLC*	17,724	1,561,130
Aramark	15,140	597,727
AutoZone, Inc.*	1,200	2,864,208
Best Buy Co., Inc.	12,833	932,574
Booking Holdings, Inc.*	2,464	6,181,609
BorgWarner, Inc.	15,823	701,434
Burlington Stores, Inc.*	4,455	670,299
CarMax, Inc.*(a)	10,338	746,507
Deckers Outdoor Corp.*	1,702	808,450
eBay, Inc.	34,848	1,482,434
Genuine Parts Co.	9,196	1,369,560
Hasbro, Inc.	7,824	464,354
Hilton Worldwide Holdings, Inc.	17,435	2,373,252
Home Depot, Inc.	66,104	18,737,179
Lear Corp.	3,989	489,291
LKQ Corp.	17,057	899,757
Lowe’s Cos., Inc.	38,929	7,829,790
Lululemon Athletica, Inc.*	7,579	2,515,697
McDonald’s Corp.	47,655	13,586,917
MercadoLibre, Inc.*	2,950	3,655,050
NIKE, Inc., Class B	80,428	8,465,851
NVR, Inc. *	212	1,177,495
Pool Corp.	2,555	807,968
PulteGroup, Inc.	14,484	957,103
Rivian Automotive, Inc., Class A *	42,109	620,265
Tesla, Inc.*	186,216	37,975,029
TJX Cos., Inc.	75,237	5,777,449
Tractor Supply Co.	7,186	1,506,114
Ulta Beauty, Inc.*	3,278	1,343,423
Vail Resorts, Inc. (a)	2,724	662,477
VF Corp.	22,190	382,112
Whirlpool Corp.	3,520	455,101
Yum! Brands, Inc.	18,274	2,351,681

(Cost $150,718,027)		131,250,468

Consumer Staples - 6.8%
Bunge Ltd.	9,847	912,226
Campbell Soup Co.	12,729	643,451
Church & Dwight Co., Inc.	15,935	1,473,191
Clorox Co.	8,156	1,290,116
Coca-Cola Co.	268,290	16,006,181
Colgate-Palmolive Co.	51,910	3,861,066
Conagra Brands, Inc.	31,139	1,085,817
Darling Ingredients, Inc.*	10,326	654,462
General Mills, Inc.	38,569	3,245,967
Hormel Foods Corp.	19,286	737,690
J M Smucker Co.	7,000	1,026,130
Kellogg Co.	17,141	1,144,505
Keurig Dr Pepper, Inc.	59,643	1,856,090
Kimberly-Clark Corp.	22,136	2,972,422
Kroger Co.	44,571	2,020,403
Lamb Weston Holdings, Inc.	9,000	1,000,800
McCormick & Co., Inc.	16,403	1,406,229
PepsiCo, Inc.	89,908	16,394,724
Procter & Gamble Co.	153,999	21,944,858
Target Corp.	30,052	3,934,708

(Cost $83,822,040)		83,611,036

Energy - 2.1%
Baker Hughes Co.	66,062	1,800,190
Cheniere Energy, Inc.	15,409	2,153,716
Halliburton Co.	57,765	1,654,967
HF Sinclair Corp.	10,915	452,318
Kinder Morgan, Inc.	132,303	2,131,401
Marathon Petroleum Corp.	28,869	3,028,647
ONEOK, Inc.	29,608	1,677,589
Phillips 66	30,266	2,772,668
Schlumberger NV	92,666	3,968,885
Targa Resources Corp.	14,057	956,579
Valero Energy Corp.	24,154	2,585,444
Williams Cos., Inc.	79,552	2,279,960

(Cost $26,326,207)		25,462,364

Financials - 12.0%
Aflac, Inc.	38,120	2,447,685
Allstate Corp.	17,263	1,872,172
Ally Financial, Inc.	17,308	461,604
American Express Co.	41,285	6,546,150
Ameriprise Financial, Inc.	6,897	2,058,548
Annaly Capital Management, Inc. REIT	32,239	608,672
Arch Capital Group Ltd.*	24,360	1,697,892
Assurant, Inc.	3,199	383,848
Bank of New York Mellon Corp.	50,982	2,049,477
BlackRock, Inc.	9,785	6,434,127
Cboe Global Markets, Inc.	7,164	948,657

Charles Schwab Corp.	98,114	5,169,627
Citizens Financial Group, Inc.	30,069	775,179
Discover Financial Services	16,765	1,722,436
Equitable Holdings, Inc.	23,480	576,199
FactSet Research Systems, Inc.	2,506	964,534
Fidelity National Information Services, Inc.	38,651	2,109,185
Fiserv, Inc.*	40,778	4,574,884
Franklin Resources, Inc. (a)	21,378	513,286
Hartford Financial Services Group, Inc.	20,402	1,397,945
Huntington Bancshares, Inc.	96,698	996,957
Intercontinental Exchange, Inc.	36,715	3,889,954
Invesco Ltd.	23,032	331,200
LPL Financial Holdings, Inc.	5,142	1,001,559
MarketAxess Holdings, Inc.	2,418	658,687
Marsh & McLennan Cos., Inc.	32,197	5,575,877
Mastercard, Inc., Class A	55,561	20,280,876
Moody’s Corp.	10,800	3,422,304
Morgan Stanley	81,876	6,694,182
Nasdaq, Inc.	22,877	1,266,242
Northern Trust Corp.	13,573	976,170
PNC Financial Services Group, Inc.	26,200	3,034,746
Principal Financial Group, Inc.	15,881	1,039,570
Progressive Corp.	38,236	4,890,767
Prudential Financial, Inc.	23,967	1,885,963
Raymond James Financial, Inc.	13,135	1,186,747
Regions Financial Corp.	62,760	1,083,865
S&P Global, Inc.	21,360	7,848,305
State Street Corp.	22,071	1,501,270
Synchrony Financial	27,718	858,149
T. Rowe Price Group, Inc.	14,663	1,571,287
Travelers Cos., Inc.	15,151	2,564,155
Truist Financial Corp.	86,375	2,631,846
US Bancorp	99,989	2,989,671
Visa, Inc., Class A	106,073	23,445,315
Webster Financial Corp.	12,351	439,078
Willis Towers Watson PLC	6,880	1,505,688

(Cost $155,251,975)		146,882,537

Health Care - 13.3%
Agilent Technologies, Inc.	19,312	2,233,819
Align Technology, Inc.*	4,767	1,347,440
AmerisourceBergen Corp.	10,692	1,819,244
Amgen, Inc.	34,872	7,694,507
Avantor, Inc.*	43,590	869,185
Biogen, Inc.*	9,478	2,809,374
Bio-Techne Corp.	10,260	839,165
Bristol-Myers Squibb Co.	137,298	8,847,483
Cigna Group	19,390	4,797,280
Cooper Cos., Inc.	3,228	1,199,299
Danaher Corp.	45,226	10,384,794
DaVita, Inc.*	3,941	369,153
DENTSPLY SIRONA, Inc.	14,788	534,143
Dexcom, Inc.*	25,339	2,971,251
Edwards Lifesciences Corp.*	39,800	3,352,354
Elevance Health, Inc.	15,488	6,935,836
Eli Lilly & Co.	52,728	22,644,567
Gilead Sciences, Inc.	81,568	6,275,842
HCA Healthcare, Inc.	13,593	3,591,135
Hologic, Inc.*	16,123	1,271,943
Humana, Inc.	8,213	4,121,858
IDEXX Laboratories, Inc.*	5,369	2,495,350
Illumina, Inc.*	10,319	2,029,231
Insulet Corp.*	4,678	1,282,941
Jazz Pharmaceuticals PLC*	4,135	529,942
Johnson & Johnson	169,616	26,300,657
Laboratory Corp. of America Holdings	5,785	1,229,486
Merck & Co., Inc.	165,654	18,289,858
Mettler-Toledo International, Inc.*	1,448	1,914,068
Molina Healthcare, Inc.*	3,490	955,911
Quest Diagnostics, Inc.	7,304	968,876
Repligen Corp.*	3,413	573,111
STERIS PLC	6,516	1,303,005
Teleflex, Inc.	3,071	720,917
Waters Corp.*	3,859	969,458
West Pharmaceutical Services, Inc.	4,857	1,625,298
Zimmer Biomet Holdings, Inc.	13,698	1,744,303
Zoetis, Inc.	30,195	4,922,087

(Cost $158,945,061)		162,764,171

Industrials - 8.9%
3M Co.	36,175	3,375,489
AECOM	8,524	665,298
Allegion PLC	5,558	582,145
Automatic Data Processing, Inc.	27,048	5,652,762
Axon Enterprise, Inc.*	4,470	862,308
Broadridge Financial Solutions, Inc.	7,093	1,040,685
Builders FirstSource, Inc.*	8,318	964,472
C.H. Robinson Worldwide, Inc.	7,641	722,380
Carrier Global Corp.	54,599	2,233,099
Caterpillar, Inc.	33,706	6,935,009
Ceridian HCM Holding, Inc.*	9,453	584,668
Cintas Corp.	5,972	2,819,620
Clarivate PLC*	24,240	189,072
CSX Corp.	133,716	4,101,070
Cummins, Inc.	9,285	1,897,947
Delta Air Lines, Inc.*	11,170	405,806
Dover Corp.	9,140	1,218,636
Eaton Corp. PLC	26,107	4,592,221
Emerson Electric Co.	37,279	2,895,833
Expeditors International of Washington, Inc.	10,132	1,117,661
Fastenal Co.	37,293	2,008,228
Ferguson PLC	13,388	1,940,055
Fortive Corp.	22,623	1,472,984
Fortune Brands Innovations, Inc.	8,427	509,412

Generac Holdings, Inc.*	3,937	428,818
Graco, Inc.	10,848	829,764
IDEX Corp.	4,935	982,855
Illinois Tool Works, Inc.	19,906	4,354,039
Ingersoll Rand, Inc.	26,970	1,528,120
JB Hunt Transport Services, Inc.	5,429	906,480
Johnson Controls International PLC	45,079	2,691,216
Knight-Swift Transportation Holdings, Inc.	10,590	582,344
L3Harris Technologies, Inc.	12,393	2,180,177
Lennox International, Inc.	2,157	594,275
Masco Corp.	14,739	712,188
Norfolk Southern Corp.	14,947	3,111,666
Old Dominion Freight Line, Inc.	6,348	1,970,673
Otis Worldwide Corp.	26,988	2,145,816
Owens Corning	6,040	642,233
Paychex, Inc.	21,168	2,221,158
Paylocity Holding Corp.*	2,701	466,598
Pentair PLC	11,161	619,101
Quanta Services, Inc.	9,420	1,672,804
Robert Half International, Inc.	7,040	457,741
Rockwell Automation, Inc.	7,506	2,091,172
Toro Co.	6,734	658,787
Trane Technologies PLC	14,974	2,444,206
TransUnion	12,473	897,807
Union Pacific Corp.	39,836	7,669,227
United Parcel Service, Inc., Class B	47,215	7,884,905
United Rentals, Inc.	4,536	1,514,071
W.W. Grainger, Inc.	2,967	1,925,642
Waste Management, Inc.	26,618	4,309,987
Xylem, Inc.	15,651	1,568,230

(Cost $113,773,689)		108,848,960

Information Technology - 28.5%
Accenture PLC, Class A	41,225	12,611,552
Adobe, Inc.*	29,943	12,509,886
Akamai Technologies, Inc.*	10,093	929,767
ANSYS, Inc.*	5,668	1,834,108
Applied Materials, Inc.	55,167	7,353,761
Autodesk, Inc.*	14,027	2,796,844
Black Knight, Inc.*	10,124	584,965
Cadence Design Systems, Inc.*	17,922	4,138,369
DocuSign, Inc.*	13,037	735,287
Fair Isaac Corp.*	1,642	1,293,354
Gartner, Inc.*	5,161	1,769,500
Gen Digital, Inc.	38,770	680,026
Hewlett Packard Enterprise Co.	87,328	1,259,270
HP, Inc.	57,875	1,681,847
HubSpot, Inc.*	3,068	1,589,193
Intel Corp.	272,302	8,561,175
International Business Machines Corp.	59,214	7,614,328
Intuit, Inc.	18,222	7,637,205
Keysight Technologies, Inc.*	11,685	1,890,633
Lam Research Corp.	8,808	5,431,894
Marvell Technology, Inc.	56,074	3,279,768
Microsoft Corp.	461,661	151,604,856
NetApp, Inc.	13,812	916,426
NVIDIA Corp.	161,235	61,001,650
NXP Semiconductors NV	16,979	3,040,939
PTC, Inc.*	7,255	975,072
Salesforce, Inc.*	65,277	14,581,576
Seagate Technology Holdings PLC	12,000	721,200
ServiceNow, Inc.*	13,307	7,249,387
Splunk, Inc.*	10,281	1,020,800
Synopsys, Inc.*	9,966	4,534,131
Texas Instruments, Inc.	59,229	10,298,739
Trimble, Inc.*	16,876	787,603
Twilio, Inc., Class A*	11,472	798,681
VMware, Inc., Class A*	14,568	1,985,473
Western Digital Corp.*	20,619	798,574
Workday, Inc., Class A*	13,309	2,821,375
Zscaler, Inc.*	5,622	761,669

(Cost $294,518,900)		350,080,883

Materials - 2.7%
Amcor PLC	101,099	974,594
Avery Dennison Corp.	5,237	843,838
Ball Corp.	20,559	1,051,798
Ecolab, Inc.	16,754	2,765,248
International Flavors & Fragrances, Inc.	17,157	1,326,065
International Paper Co.	19,396	571,018
Linde PLC	31,725	11,219,864
LyondellBasell Industries NV, Class A	17,001	1,454,266
Martin Marietta Materials, Inc.	4,047	1,610,868
Newmont Corp.	51,955	2,106,775
Nucor Corp.	16,526	2,182,424
PPG Industries, Inc.	15,391	2,020,684
Sherwin-Williams Co.	16,105	3,668,397
Steel Dynamics, Inc.	11,029	1,013,565
Westrock Co.	17,545	491,435

(Cost $36,508,587)		33,300,839

Real Estate - 2.6%
American Tower Corp. REIT	30,422	5,611,033
Boston Properties, Inc. REIT	9,727	473,413
CBRE Group, Inc., Class A*	20,783	1,557,062
Crown Castle, Inc. REIT	28,447	3,220,485
Digital Realty Trust, Inc. REIT	19,015	1,948,277
Equinix, Inc. REIT	6,134	4,573,204
Healthpeak Properties, Inc. REIT	36,289	724,328
Iron Mountain, Inc. REIT	17,573	938,750
Prologis, Inc. REIT	60,280	7,507,874
SBA Communications Corp. REIT	7,083	1,570,868
Welltower, Inc. REIT	31,816	2,373,792
Weyerhaeuser Co. REIT	47,926	1,373,559

(Cost $38,112,954)		31,872,645

Utilities - 1.3%
American Water Works Co., Inc.	12,728	1,838,560
Atmos Energy Corp.	9,669	1,114,642
CMS Energy Corp.	17,578	1,019,172
Consolidated Edison, Inc.	22,725	2,120,243
Edison International	24,989	1,687,257
Essential Utilities, Inc.	17,452	710,995
Eversource Energy	22,766	1,576,090
Exelon Corp.	65,223	2,586,092
Sempra Energy	20,640	2,962,459
UGI Corp.	13,696	383,077

(Cost $16,798,260)		15,998,587

TOTAL COMMON STOCKS (Cost $1,208,836,645)		1,220,717,507

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
(Cost $477,319)	477,319	477,319

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $4,925,761)	4,925,761	4,925,761

TOTAL INVESTMENTS - 100.0% (Cost $1,214,239,725)		$1,226,120,587
Other assets and liabilities, net - 0.0%		435,050

NET ASSETS - 100.0%		$1,226,555,637

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
804,200	—	(326,881) (d)	—	—	16,912	—	477,319	477,319
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
8,312,422	43,360,707	(46,747,368)	—	—	191,903	—	4,925,761	4,925,761

9,116,622	43,360,707	(47,074,249)	—	—	208,815	—	5,403,080	5,403,080

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $2,974,089, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,660,182.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
E-Mini S&P 500 ESG Futures	USD	21	$3,802,223	$3,902,430	6/16/2023	$100,207
MSCI USA ESG Leaders GTR Index Futures	USD	35	1,505,000	1,622,600	6/16/2023	117,600
S&P 500 E-Mini Futures	USD	2	389,096	419,050	6/16/2023	29,954
S&P Mid 400 E-Mini Futures	USD	2	485,040	481,800	6/16/2023	(3,240)

Total net unrealized appreciation						$244,521

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,220,717,507	$—	$—	$1,220,717,507
Short-Term Investments (a)	5,403,080	—	—	5,403,080
Derivatives (b)
Futures Contracts	247,761	—	—	247,761

TOTAL	$1,226,368,348	$—	$—	$1,226,368,348

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,240)	$—	$—	$(3,240)

TOTAL	$(3,240)	$—	$—	$(3,240)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USSG-PH3

R-089711-1 (5/24) DBX005195 (5/24)